Taxation - Schedule of Principal Statutory Taxes Rates and Current Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Taxation [Abstract]
Current tax expense		$ (8,894,200)	$ (1,311,506)
Deferred tax	(6,636,121)	7,791,048	3,639,872
Income tax	$ (6,636,121)	$ (1,103,152)	$ 2,328,366